Average Annual Total Returns{- Fidelity Advisor® High Income Advantage Fund} - 10.31 Fidelity Advisor High Income Advantage Fund - AMCIZ PRO-11 - Fidelity Advisor® High Income Advantage Fund	Fidelity Advisor High Income Advantage Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor High Income Advantage Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor High Income Advantage Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor High Income Advantage Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor High Income Advantage Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor High Income Advantage Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor High Income Advantage Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor High Income Advantage Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor High Income Advantage Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor High Income Advantage Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor High Income Advantage Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor High Income Advantage Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor High Income Advantage Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor High Income Advantage Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor High Income Advantage Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor High Income Advantage Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor High Income Advantage Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor High Income Advantage Fund - Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	ML040 Past 1 year	ML040 Past 5 years	ML040 Past 10 years
Total	12.67%	5.46%	7.53%	10.69%	3.36%	5.31%	7.45%	3.20%	4.91%	12.70%	5.47%	7.55%	15.50%	5.53%	7.18%	17.80%	6.61%	8.25%	17.91%		6.26%	[1]	Oct. 02, 2018	14.41%	6.14%	7.48%

[1]	(a)Since inception October 2, 2018.